Revenue recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Disaggregation of Revenue [Table Text Block]
The following table summarizes the disaggregation of revenue by major product and service (in thousands):

Table 11.1. Revenue by Product and Service
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Reserve income	$634,274	$423,263	$1,192,185	$782,902
Other revenue
Subscription and services	17,784	5,000	36,495	6,001
Transaction revenue	5,825	226	7,451	644
Other	195	1,541	520	5,577
Total other revenue	$23,804	$6,767	$44,466	$12,222

Total revenue and reserve income	$658,078	$430,030	$1,236,651	$795,124

The following table summarizes the disaggregation of revenue by major product and service (in thousands):
Table 12.1. Revenue by Product and Service

	Year ended December 31,
	2024	2023	2022
Reserve income	$1,661,084	$1,430,606	$735,885
Other revenue:
Transaction services	$6,013	$9,896	$21,885
Treasury services	—	—	7,509

	Year ended December 31,
	2024	2023	2022
Integration services	6,000	6,990	1,022
Other	3,156	2,974	5,751

Total other revenue	15,169	19,860	36,167

Total revenue and reserve income from continuing operations	$1,676,253	$1,450,466	$772,052

Schedule of Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
Deferred revenue represents consideration received that is yet to be recognized as revenue. The changes in our deferred revenue are reflected in the following table (in thousands):

Table 11.2. Changes in Deferred Revenue
Balance at December 31, 2024	$13,390
Deferred revenue billed in the current period, net of recognition	10,413
Revenue recognized that was included in the beginning period	(15,296)

Balance at June 30, 2025	$8,507

Balance at December 31, 2023	$2,499
Deferred revenue billed in the current period, net of recognition	106
Revenue recognized that was included in the beginning period	(2,439)

Balance at June 30, 2024	$166

Deferred revenue represents consideration received that is yet to be recognized as revenue. The changes in our deferred revenue are reflected in the following table (in thousands):
Table 12.2. Changes in Deferred Revenue

Balance at December 31, 2023	$2,499
Deferred revenue billed and acquired in the current period, net of recognition	13,390
Revenue recognized that was included in the beginning period	(2,499)

Balance at December 31, 2024	$13,390
Balance at December 31, 2022	$3,155
Deferred revenue billed and acquired in the current period, net of recognition	2,499
Revenue recognized that was included in the beginning period	(3,155)

Balance at December 31, 2023	$2,499